UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 1999

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53202

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff      Milwaukee, Wisconsin     April 20, 1999
-------------------  -----------------------   ----------------
     (Signature)          (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $386,390,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

              FORM 13F INFORMATION TABLE

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

Name of         Title of   CUSIP   (X$1000)  Shares/  SH/    Put/   Investmt    Other     Sole   Share  None
Issuer           Class              Value     PRN     PRN    Call    Dscretn   Managers
                                              AMT
ALASKA AIR
  GROUP INC       COM    011659109  4,165   87,691    SH              Sole                87,691
ALBERTSONS INC    COM    013104104    600   11,019    SH              Sole                11,019
AMERICA ON LINE   COM    02364J104    662    4,500    SH              Sole                 4,500
AMERICAN
  EXPRESS CO      COM    025816109 23,790  202,040    SH              Sole               202,040
AMERICAN
  GENERAL CORP    COM    026351106    360    5,100    SH              Sole                 5,100
AMERICAN HOME
  PRODS CP        COM    026609107    259    3,968    SH              Sole                 3,968
AMERICAN INTL
  GROUP           COM    026874107  5,938   49,225    SH              Sole                49,225
BEAR STEARNS
  COS INC         COM    073902108  7,490  167,607    SH              Sole               167,607
BELLSOUTH CORP    COM    079860102    285    7,126    SH              Sole                 7,126
BRISTOL MYERS
  SQUIBB          COM    110122108    227    3,536    SH              Sole                 3,536
CELERIS CORP      COM    15100K102     19   19,000    SH              Sole                19,000
CHAMPION
  ENTERPRISES     COM    158496109  8,915  460,106    SH              Sole               460,106
CHUBB CORP        COM    171232101  2,262   38,630    SH              Sole                38,630
CINCINNATI
  FINL CORP       COM    172062101  3,143   86,270    SH              Sole                86,270
CITIGROUP         COM    172967101 13,244  207,346    SH              Sole               207,346
CLAYTON
  HOMES INC       COM    184190106  3,208  289,953    SH              Sole               289,953
COACHMEN
  INDS INC        COM    189873102  8,946  436,407    SH              Sole               436,407
DELTA AIR
  LINES DEL       COM    247361108  7,273  104,650    SH              Sole               104,650
DOW JONES         COM    260561105  7,512  159,205    SH              Sole               159,205
EATON VANCE
  CORP NON VTG    COM    278265103  4,780  237,530    SH              Sole               237,530
EDWARDS AG INC    COM    281760108 12,138  371,342    SH              Sole               371,342
EQUITABLE
  COS INC         COM    29444G107  5,528   78,971    SH              Sole                78,971
EXXON CORP        COM    302290101    310    4,400    SH              Sole                 4,400
FANNIE MAE        COM    313586109 21,735  313,862    SH              Sole               313,862
FIRST SEC
  CORP DEL        COM    336294103    334   17,275    SH              Sole                17,275

FLEETWOOD
  ENTERPRISES     COM    339099103  2,968  103,702    SH              Sole               103,702
FORD              COM    345370100  2,764   48,750    SH              Sole                48,750
FRANKLIN RES INC  COM    354613101  1,702   60,530    SH              Sole                60,530
FREDDIE MAC       COM    313400301 24,900  434,462    SH              Sole               434,462
GANNETT INC       COM    364730101 17,000  269,830    SH              Sole               269,830
GENERAL MTRS
  CORP            COM    370442105  6,426   73,859    SH              Sole                73,859
GENEVA STEEL      COM    372252106      6   10,000    SH              Sole                10,000
HARLEY
  DAVIDSON INC    COM    412822108    250    4,350    SH              Sole                 4,350
HYBRID
  MICROGRAPHICS   COM                  80   20,000    SH              Sole                20,000
INTERNATIONAL
  BUS MACH        COM    459200101    321    1,810    SH              Sole                 1,810
KNIGHT
  RIDDER INC      COM    499040103  7,505  150,103    SH              Sole               150,103
KOHLS CORP        COM    500255104    397    5,600    SH              Sole                 5,600
KROGER            COM    501044101    614   10,250    SH              Sole                10,250
MANITOWOC INC     COM    563571108    409    9,775    SH              Sole                 9,775
MEDIA GENERAL     COM    584404107  5,918  127,260    SH              Sole               127,260
MERCK & CO INC    COM    589331107    286    3,570    SH              Sole                 3,570
MERRILL LYNCH
  & CO INC        COM    590188108 20,468  231,278    SH              Sole               231,278
MGIC INVT CORP
  WIS             COM    552848103  1,748   49,850    SH              Sole                49,850
MIDWEST EXPRESS
  HLDGS           COM    597911106    868   29,559    SH              Sole                29,559
MORGAN STAN
  DEAN WITTR NEW  COM    617446448 18,240  182,511    SH              Sole               182,511
NAVISTAR          COM    63934E108  1,356   33,750    SH              Sole                33,750
NEW YORK
  TIMES CO CL A   COM    650111107  8,667  304,105    SH              Sole               304,105
PAINE WEBBER
  GROUP INC       COM    695629105 16,648  417,507    SH              Sole               417,507
PALM HARBOR
  HOMES           COM    696639103    230   10,584    SH              Sole                10,584
PFIZER INC        COM    717081103    250    1,800    SH              Sole                 1,800
PROVIDENT
  COS INC         COM    743862104 13,323  385,489    SH              Sole               385,489
PULITZER INC.     COM    745769109  1,543   38,150    SH              Sole                38,150
RELIANCE
  GROUP HLDGS     COM    759464100  1,381  179,650    SH              Sole               179,650
RELIASTAR
  FINL CORP       COM    75952U103 11,598  272,096    SH              Sole               272,096
SAFEWAY INC NEW   COM    786514208  5,155  100,470    SH              Sole               100,470
SCHWAB CHARLES
  CP NEW          COM    808513105 35,953  374,025    SH              Sole               374,025
SOUTHWEST
  AIRLS CO        COM    844741108  5,947  196,584    SH              Sole               196,584
TIMES MIRROR
  CO NEW  SER A   COM    887364107  7,337  135,553    SH              Sole               135,553

TRANSAMERICA      COM    893485102  7,236  101,910    SH              Sole               101,910
TRIBUNE CO NEW    COM    896047107  2,061   31,500    SH              Sole                31,500
US AIRWAYS
  GROUP INC       COM    911905107  2,567   52,590    SH              Sole                52,590
WASHINGTON POST   COM    939640108  6,665   12,780    SH              Sole                12,780
WEIS MKTS INC     COM    948849104  1,906   52,224    SH              Sole                52,224
WHOLE FOODS
  MKT INC         COM    966837106    574   16,690    SH              Sole                16,690
GRAND TOTAL                                386,390

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